Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consists of the following:
	September 30, 2025	December 31, 2024
Accounts receivable	$185,926	$49,264
Less: allowance for expected credit loss	(19)	(19)
	$185,907	$49,245
Accounts receivable, net consists of the following:
	December 31,
	2024	2023
Accounts receivable	$49,264	$9,393
Less: allowance for expected credit loss	(19)	(19)
	$49,245	$9,374

Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	September 30, 2025	December 31, 2024
Within 90 days	$185,907	$49,245
	$185,907	$49,245

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	December 31,
	2024	2023
Within 90 days	$49,245	$9,374
	$49,245	$9,374

Schedule of Movement Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	September 30, 2025	December 31, 2024
Balance at beginning of the year	$(19)	$(19)
Reversal of expected credit losses	-	-
Ending balance	$(19)	$(19)
The movement of allowances for expected credit loss is as follow:
	December 31,
	2024	2023
Balance at beginning of the year	$(19)	$(26)
Reversal of expected credit losses	-	7
Ending balance	$(19)	$(19)